Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,008,000
Previously Paid Amount	0.00
Total Fee Amount	415.40
Total Offset Amount	0.00
Net Fee	415.40
Narrative - Max Aggregate Offering Price	$ 3,008,000
Final Prospectus	true